GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
NOTE 5 - GOODWILL AND OTHER INTANGIBLE ASSETS:

a.	Definite-lived intangible assets:
	December 31,
	2 0 2 5	2 0 2 4
	U.S. dollars in thousands

Core technology	$312	$312
Customer relationships	1,818	545
	2,130	857
Less – accumulated amortization	(907)	(706)
	1,223	151
Functional currency translation adjustments	153	(16)
Total intangible assets, net	$1,376	$135

b.	Goodwill:
	Billing and related services	Messaging	Total
	U.S. dollars in thousands

Balance as of January 1, 2024	$5,430	$2,442	$7,872
Changes during the year ended December 31, 2024:
Functional currency translation adjustments	-	(143)	(143)
Balance as of December 31, 2024	5,430	2,299	7,729
Changes during the year ended December 31, 2025:
Acquisition (see Note 1b)	1,720	-	1,720
Functional currency translation adjustments	220	294	514
Balance as of December 31, 2025	$7,370	$2,593	$9,963